ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2021
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

Note 5 –  ACCOUNTS RECEIVABLE, NET

	As of	As of
	March 31, 2021	March 31, 2020
	USD	USD
Accounts receivable	96,226	64,678
Allowance for uncollectible accounts receivable	(67,864)	(62,794)
Accounts receivable, net	28,362	1,884